VARIABLE INTEREST ENTITIES ("VIE") - Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance sheet
Current assets	$ 371,389	$ 649,937
Current liabilities	(1,443,949)	(1,000,138)
Statement of income
Total operating revenues	448,750	430,604	$ 143,537
Realized and unrealized (losses)/gains on oil derivative instrument	(26,001)	16,767	15,100
Statement of cash flows
Repayments of debt	(552,195)	(994,874)	(446,626)
Proceeds from short-term and long-term debt (including related parties)	524,278	1,177,748	928,432
Variable Interest Entity, Primary Beneficiary
Statement of cash flows
Repayments of debt	(410,737)	(299,776)	(60,549)
Proceeds from short-term and long-term debt (including related parties)	144,278	1,061,000	112,000
Hilli LLC | Variable Interest Entity, Primary Beneficiary
Balance sheet
Current assets	64,507	172,554
Non-current assets	1,300,065	1,392,710
Current liabilities	(496,029)	(278,728)
Non-current liabilities	(418,578)	(842,786)
Statement of income
Realized and unrealized (losses)/gains on oil derivative instrument	(26,001)	16,767
Statement of cash flows
Repayments of debt	(243,513)	(30,300)
Proceeds from short-term and long-term debt (including related parties)	129,454	0
Golar Gimi | Variable Interest Entity, Primary Beneficiary
Balance sheet
Current assets	24,894
Non-current assets	434,248
Current liabilities	(9,697)
Non-current liabilities	(107,902)
Statement of cash flows
Additions to asset under development	383,200
Proceeds from short-term and long-term debt (including related parties)	130,000
Liquefaction Services
Statement of income
Total operating revenues	218,096	127,625	$ 0
Liquefaction Services | Hilli LLC | Variable Interest Entity, Primary Beneficiary
Statement of income
Total operating revenues	$ 218,096	$ 127,625